Related Party Transactions (Details Narrative) (10-K) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2019	Mar. 31, 2020	Mar. 31, 2019	Jul. 23, 2019
Proceeds from the note					$ 1,000,000
Cash					900,000
Offset amounts owing to the lender					100,000
Beneficial conversion feature of debt discount					1,000,000
Debt discount					$ 2,600,000
Common stock shares issued					59,215,648
Settlement of debt	$ 812,111	$ 1,281,477	$ 829,937	$ 1,281,477	$ 2,018,791	$ 19,387
Related party debt settled			3,036,216	1,369,500	2,192,160	1,367,168
Interest expense					30,000
Related parties for proceeds			$ 4,474,137	$ 1,459,500	4,484,979	$ 1,905,777
Sold 57 APEX Units [Member]
Settlement of debt					100,000
Related parties for proceeds					12,272
233 Lease Payments [Member]
Lease payments					$ 116,500
Settlement Agreement [Member]
Common stock shares issued					200,000,000
Repayment of convertible promissory note					$ 3,600,000
Settlement of debt					500,000
Related party debt settled					4,100,000
Interest expense					3,600,000
Beginning January of 2020 Through June of 2020 [Member]
Monthly minimum payment					50,000
Beginning July of 2020 [Member]
Monthly minimum payment					$ 100,000
Senior Management Team [Member]
Convertible promissory note							$ 3,600,000
Lender [Member]
Conversion of shares price per share					$ 0.005
Lender [Member] | Maximum [Member]
Conversion of shares value					$ 2,600,000
Chief Executive Officer [Member] | High Speed Computer Processing Equipment [Member]
Sale of equipment					$ 41,500